Stock Options and Stock Appreciation Rights	12 Months Ended
Dec. 31, 2023
Stock Options and Stock Appreciation Rights
Stock Options and Stock Appreciation Rights

(15) Stock Options and Stock Appreciation Rights

On April 5, 2012, the Board of Directors adopted the 2012 International Bancshares Corporation Stock Option Plan (the “2012 Plan”). There were 800,000 shares of common stock available for stock option grants under the 2012 Plan, which were qualified incentive stock options (“ISOs”) or non-qualified stock options. Options granted may be exercisable for a period of up to 10 years from the date of grant, excluding ISOs granted to 10% shareholders, which may be exercisable for a period of up to only five years. On April 4, 2022, the 2012 Plan expired and was not renewed.

The fair value of each option award granted under the plan was estimated on the date of grant using a Black-Scholes-Merton option valuation model that uses the assumptions noted in the following table. Expected volatility was based on the historical volatility of the price of our stock. We used historical data to estimate the expected dividend yield and employee termination rates within the valuation model. The expected term of options was derived from historical exercise behavior. The risk-free rate for periods within the contractual life of the option was based on the U.S. Treasury yield curve in effect at the time of grant.

2022
Expected Life (Years)	7.00
Dividend yield	3.08%
Interest rate	1.94%
Volatility	37.78%

A summary of option activity under the stock option plans for the twelve months ended December 31, 2023 is as follows:

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	options	price	term (years)	value ($)
				(in Thousands)
Options outstanding at December 31, 2022	461,822	$29.67
Plus: Options granted	—	—
Less:
Options exercised	(46,444)	25.12
Options expired	—	—
Options forfeited	(31,513)	24.52
Options outstanding at December 31, 2023	383,865	30.65	3.42	$9,088

Options fully vested and exercisable at December 31, 2023	232,143	$27.80	1.96	$6,157

Stock-based compensation expense included in the consolidated statements of income for the years ended December 31, 2023, 2022, and 2021 was approximately $330,000, $449,000, and $506,000, respectively. As of December 31, 2023, there was approximately $507,000 of total unrecognized stock-based compensation cost related to non-vested options granted under our plans that will be recognized over a weighted average period of 1.3 years.

Other information pertaining to option activity during the twelve months ended December 31, 2023, 2022, and 2021 is as follows:

	Twelve Months Ended December 31,
	2023	2022	2021
Weighted average grant date fair value of stock options granted	$—	$11.24	$10.20
Total fair value of stock options vested	$514,000	$514,000	$1,308,000
Total intrinsic value of stock options exercised	$1,060,000	$1,670,000	$2,536,000

On April 18, 2022, the Board of Directors adopted the 2022 International Bancshares Stock Appreciation Rights Plan (the “SAR Plan”). There are 750,000 shares of underlying common stock that may be used for stock appreciation right (“SAR”) grants under the plan, however, no actual shares will be granted. Upon exercise, the SAR will be settled in cash. SARs granted may be exercisable for a period of up to 10 years from the date of grant and may vest over an eight-year period. As of December 31, 2023, a total of 465,250 SARS had been issued under the SAR Plan.

A summary of activity under the SAR Plan for the twelve months ended December 31, 2023 is as follows:

Weighted
		Weighted	average
	Number of	average	remaining	Aggregate
	stock appreciation	exercise	contractual	intrinsic
	rights	price	term (years)	value ($)
(in Thousands)
Stock appreciation rights outstanding at December 31, 2022	489,250	$39.35
Plus: Stock appreciation rights granted
Less:
Stock appreciation rights exercised	—	—
Stock appreciation rights expired	—	—
Stock appreciation rights forfeited	(24,000)	39.33
Stock appreciation rights outstanding at December 31, 2023	465,250	39.35	8.50	6,964

Stock appreciation rights fully vested and exercisable at December 31, 2023	—	$—

The fair value of the liability for payments due to stock appreciation rights holders at December 31, 2023 and December 31, 2022 is approximately $1,464,000 and $546,000, respectively, as calculated using a Black-Scholes-Merton model, and is included in other liabilities on the consolidated statements of condition. The expense recorded in connection with all grants under the SAR Plan totaled $918,000 and $546,000, respectively, for the twelve months ended December 31, 2023 and December 31, 2022. As of December 31, 2023, there was approximately $5,090,000 in unrecognized liability related to non-vested SARs granted under the plan that will be recognized over a weighted average period of 8.5 years.